Royalty, Stream and Working Interests	6 Months Ended
Jun. 30, 2026
Royalty, Stream and Working Interests
Royalty, Stream and Working Interests

Note 9 - Royalty, Stream and Working Interests

(a)	Royalty, Stream and Working Interests

Royalty, stream and working interests, net of accumulated depletion and impairment losses and reversals, comprised the following:

			Impairment
		Accumulated	(losses)
As at June 30, 2026	Cost	depletion(1)	reversals(2)	Carrying value
Mining royalties	$3,160.5	$(912.9)	$—	$2,247.6
Streams	5,402.0	(3,753.3)	—	1,648.7
Energy	2,079.8	(959.3)	—	1,120.5
Advanced	1,013.6	(62.6)	—	951.0
Exploration	311.5	(17.0)	—	294.5
	$11,967.4	$(5,705.1)	$—	$6,262.3
1.	Accumulated depletion includes impairment losses recognized prior to the six months ended June 30, 2026.
2.	Impairment losses recognized in the six months ended June 30, 2026.

		Accumulated	Impairments
As at December 31, 2025	Cost	depletion(1)	reversal(2)	Carrying value
Mining royalties	$3,207.1	$(866.7)	$—	$2,340.4
Streams	5,324.5	(3,684.8)	4.8	1,644.5
Energy	2,097.8	(940.4)	—	1,157.4
Advanced	703.1	(57.7)	—	645.4
Exploration	273.6	(18.2)	—	255.4
	$11,606.1	$(5,567.8)	$4.8	$6,043.1

1.	Accumulated depletion includes impairment losses recognized prior to the year ended December 31, 2025.
2.	Impairment reversal recognized in the year-ended December 31, 2025.

Changes in royalty, stream and working interests for the periods ended June 30, 2026 and December 31, 2025 were as follows:

	Mining
	royalties	Streams	Energy	Advanced	Exploration	Total
Balance at January 1, 2025	$1,034.3	$1,273.3	$1,197.8	$343.4	$250.0	$4,098.8
Additions	1,370.7	524.9	9.7	283.9	2.1	2,191.3
Transfers	(4.0)	—	—	4.0	—	—
Impairment reversal	—	4.8	—	—	—	4.8
Depletion	(81.4)	(158.5)	(63.6)	(0.7)	—	(304.2)
Impact of foreign exchange	20.8	—	13.5	14.8	3.3	52.4
Balance at December 31, 2025	$2,340.4	$1,644.5	$1,157.4	$645.4	$255.4	$6,043.1

Balance at January 1, 2026	$2,340.4	$1,644.5	$1,157.4	$645.4	$255.4	$6,043.1
Additions	15.1	100.5	6.4	365.9	41.3	529.2
Buy-backs	—	(23.3)	—	(47.8)	—	(71.1)
Depletion	(52.6)	(73.0)	(33.6)	(1.6)	—	(160.8)
Impact of foreign exchange	(55.3)	—	(9.7)	(10.9)	(2.2)	(78.1)
Balance at June 30, 2026	$2,247.6	$1,648.7	$1,120.5	$951.0	$294.5	$6,262.3

Of the total net book value as at June 30, 2026, $4,408.6 million (December 31, 2025 – $4,458.1 million) is depletable and $1,853.7 million (December 31, 2025 – $1,585.0 million) is non-depletable.

(b)	Buy-backs of Royalty and Stream Interests

Partial Buy-backs of Cascabel Stream and NSR

In March 2026, SolGold and Jiangxi Copper Company Limited (“JCC”) exercised their option to buy back 50% of the Cascabel stream and NSR. As a result, the Company received the equivalent of $40.7 million (net of the ongoing payment of 20% of spot price per ounce delivered) as a one-time delivery of gold ounces for the buy-back of 50% of the Cascabel stream, and $97.5 million in cash for the buy-back of 50% of the Cascabel NSR. As a result of these buy-backs, the net book values of these assets were reduced by 50%, and a gain on buy-back of royalty and stream interests of $63.8 million was recorded.

Following the buy-backs, key terms of the remaining Cascabel Stream and Cascabel NSR include:

Cascabel Stream

●	7.0% of gold produced in concentrate until 262,500 ounces of gold have been delivered;
●	Thereafter, 4.2% of gold produced in concentrate for the remaining life of mine;
●	Gold ounces delivered will be subject to an ongoing payment of 20% of spot price for each ounce of gold delivered.

Cascabel NSR

●	0.5% NSR on all minerals produced, subject to adjustments based on the production rate, with the option, exercisable for a period of time, to convert to a gold only NSR;
●	Annual minimum royalty payments of $5.0 million starting from 2028, subject to certain conditions.
(c)	Impairments and Impairment Reversals of Royalty, Stream and Working Interests

Cobre Panamá

Cobre Panamá currently remains in a phase of preservation and safe management (“P&SM”) with production halted since November 2023. First Quantum Minerals Ltd. (“First Quantum”) has been working with the Ministry of Commerce and Industries (“MICI”) to implement a plan that would allow for the execution of environmental and asset integrity measures during the P&SM phase of Cobre Panamá (the “P&SM Plan”).

On April 7, 2026, the Government of Panama (the “GOP”) authorized the removal, processing, and export of stockpiled ore (the “Processing Program”) currently stored on site at the Cobre Panamá mine as part of the P&SM Plan. In addition, during the second quarter of 2026, Cobre Panamá transitioned to the execution of the approved Processing Program under the P&SM stage. Commissioning of the first processing train was completed during May 2026, followed by the commencement of stockpile processing and the production of the first copper concentrate.

The Company will perform an assessment of the recoverable amount of the Cobre Panamá CGU once deliveries of stream ounces to the Company have commenced.